Victory Integrity Mid-Cap Value Fund Expense Example, No Redemption - Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] - Victory Integrity Mid-Cap Value Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	3,059
Expense Example, No Redemption, 5 Years	5,364
Expense Example, No Redemption, 10 Years	$ 8,119